Basis of presentation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 04, 2021
Basis of Presentation [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Cash and cash equivalents	$ 79,764,430	$ 515,734
Working capital	$ 78,500,000
Advent Technologies Inc. [Member]
Consolidation of companies [Abstract]
Company Name	Advent Technologies Inc.
Country of Incorporation	USA
Statements of Operations, Start date	Jan. 01, 2021	Jan. 01, 2020
Statements of Operations, End date	Dec. 31, 2021	Dec. 31, 2020
Advent Technologies Inc. [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Advent Technologies Inc. [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Technologies S.A. [Member]
Consolidation of companies [Abstract]
Company Name	Advent Technologies S.A.
Country of Incorporation	Greece
Statements of Operations, Start date	Jan. 01, 2021	Jan. 01, 2020
Statements of Operations, End date	Dec. 31, 2021	Dec. 31, 2020
Advent Technologies S.A. [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Advent Technologies S.A. [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Technologies LLC [Member]
Consolidation of companies [Abstract]
Company Name	Advent Technologies LLC
Country of Incorporation	USA
Statements of Operations, Start date	Feb. 19, 2021
Statements of Operations, End date	Dec. 31, 2021
Advent Technologies LLC [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Advent Technologies LLC [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Technologies GmbH [Member]
Consolidation of companies [Abstract]
Company Name	Advent Technologies GmbH
Country of Incorporation	Germany
Statements of Operations, Start date	Sep. 01, 2021
Statements of Operations, End date	Dec. 31, 2021
Advent Technologies GmbH [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Advent Technologies GmbH [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Technologies A/S [Member]
Consolidation of companies [Abstract]
Company Name	Advent Technologies A/S
Country of Incorporation	Denmark
Statements of Operations, Start date	Sep. 01, 2021
Statements of Operations, End date	Dec. 31, 2021
Advent Technologies A/S [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
Advent Technologies A/S [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Green Energy Philippines, Inc [Member]
Consolidation of companies [Abstract]
Company Name	Advent Green Energy Philippines, Inc
Country of Incorporation	Philippines
Statements of Operations, Start date	Sep. 01, 2021
Statements of Operations, End date	Dec. 31, 2021
Advent Green Energy Philippines, Inc [Member] | Direct Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	0.00%
Advent Green Energy Philippines, Inc [Member] | Indirect Ownership [Member]
Consolidation of companies [Abstract]
Ownership Interest	100.00%
AMCI Acquisition Corp. [Member]
Basis of Presentation [Abstract]
Acquired percentage			100.00%
Common stock, par value (in dollars per share)			$ 0.0001